Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Itamar Medical Ltd.
Entity Central Index Key	0001613170
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	425,535,104
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Entity Voluntary Filers	No
ADS
Document Information [Line Items]
Title of 12(b) Security	American Depository Shares, eachrepresenting 30 Ordinary Shares,par value NIS 0.01 per share (1)
Trading Symbol	itmr
Security Exchange Name	NASDAQ
Ordinary share capital
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value NIS 0.01per share (2)
Trading Symbol	itmr
Security Exchange Name	NASDAQ